OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation, Stock Options, Activity - USD ($)					9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 29, 2016	Dec. 22, 2016	Dec. 08, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2016
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Options Outstanding, Shares	8,245,190				6,829,421	8,245,190	7,780,190	5,990,190	8,245,190
Options Outstanding, Weighted-Average Exercise Price	$ 2.24				$ 2.26	$ 2.24	$ 2.30	$ 2.25
Options Outstanding, Weighted-Average Remaining Contractual Term	5 years 292 days				4 years 255 days	5 years 292 days	6 years 146 days	6 years 255 days
Options Outstanding, Aggregate Intrinsic Value	$ 0				$ 2,000	$ 0	$ 0	$ 3,267,692
Options Exercisable, Shares	7,028,639				6,427,005	7,028,639	5,613,501
Options Exercisable, Weighted-Average Exercise Price	$ 2.28				$ 2.29	$ 2.28
Options Exercisable, Weighted-Average Remaining Contractual Term					4 years 219 days	5 years 6 months
Options Exercisable, Aggregate Intrinsic Value	$ 0				$ 1,363	$ 0
Options Granted, Shares		5,000	150,000	25,000	0	905,000	1,800,000
Options Granted, Weighted-Average Exercise Price		$ 1.35	$ 1.36	$ 1.36		$ 1.71	$ 2.70
Options Granted, Weighted-Average Remaining Contractual Term					0 years	10 years	8 years 328 days
Options Exercised, Shares					0	0	(10,000)
Options Exercised, Weighted-Average Exercise Price						$ 0	$ 2.09
Options Canceled, Shares					(1,415,769)	(440,000)	0
Options Canceled, Weighted-Average Exercise Price					$ 2.17	$ 2.24	$ 0